Intangible assets, Net	12 Months Ended
Dec. 31, 2020
Intangible assets, Net
Intangible assets, Net

8. Intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Internally developed software	233,366	281,346
Trademark	1,070	1,074
Supplier relationship	15,620	15,620

Accumulated amortization	(99,015)	(151,667)

Intangible assets, net	151,041	146,373

Amortization expenses for intangible assets were RMB19,481, RMB43,295 and RMB52,652 for the years ended December 31, 2018, 2019 and 2020, respectively. Estimated amortization expenses of the existing intangible assets for the next five years are RMB65,717, RMB40,110, RMB26,595, RMB4,656 and RMB2,625.